Critical Judgements in Applying Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 14, 2019	Dec. 31, 2018	Dec. 31, 2017
Critical Judgements In Applying Accounting Policies [line items]
Impairment expense		$ 4,727
Newmont [member] | Major business combination [member]
Critical Judgements In Applying Accounting Policies [line items]
Consideration amount	$ 10,000
Pre-impairment carrying amount of total assets and liabilities	13,900
Gain (loss) arising from difference between carrying amount of assets/liabilities and consideration received	$ 3,900
Mexican Tax Authority [member]
Critical Judgements In Applying Accounting Policies [line items]
VAT receivables		219	$ 186
VAT receivables, non-current		$ 41	$ 29
Cerro Casale And Caspiche Project [member]
Critical Judgements In Applying Accounting Policies [line items]
Percentage of interest acquired		50.00%